Retirement Employee Benefits - Additional Information (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Defined Benefit Plans [Line Items]
Employer contribution percentage	2.00%
Defined contribution plan expense	$ 12,496	$ 9,695	$ 8,669
Interest rate curve of government bonds tenure	30 years
Average life expectancy	65 years
Male average life expectancy	17 years
Female average life expectancy	19 years
Discount Rate Assumption [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Increase decrease in basis points	1.00%
Liability for retirement impacted	$ 20,149